Related Party Transactions - Schedule of Transaction and Balance Amount Due to/from Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
		Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							¥ 13,000
Amounts due from related parties		¥ 259,863	[1]	¥ 259,863	[1]		383,594	[1]		$ 40,778
Increase decrease in due from related parties				(123,731)		$ (19,416)	105,438		¥ 278,156
Related party transaction, investment		8,000		8,000			20,000				¥ 3,000
Advertising and Marketing Service Provided to Related Party
Related Party Transaction [Line Items]
Amounts due from related parties		246,500		246,500			368,500
Increase decrease in due from related parties		191,500		204,000
Service fee charged to related parties	[1]	40,263		40,263			250,875		473,216
Prepayment of service fee							15,100
Accounts receivable from related parties				259,900
Advertising and Marketing Service Provided to Related Party | Founder of the Company
Related Party Transaction [Line Items]
Service fee charged to related parties		39,800		39,800			250,900		473,200
Advertisement Costs Charged from a Related Party
Related Party Transaction [Line Items]
Prepayment of service fee	[2]	¥ 103,275		¥ 103,275			¥ 29,206		¥ 35,606

[1]	For the year ended December 31, 2019, 2020 and 2021, the service fee of RMB473.2 million, RMB250.9 million and RMB39.8 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2020 and 2021, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB368.5 million and RMB246.5 million respectively. Out of the accounts receivable from related parties of RMB259.9 million as of December 31, 2021, a total of RMB204.0 million of the balance is overdue. A majority amount of RMB185.9 million of the overdue balance was collected as of this report date. Although the overdue receivables were settled after the due date, and the settlement of the remaining receivables may still be after the due date, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk. For the revenue recognized in 2021, payments have not been received as the balances as of December 31, 2021 are still within the nine to twelve months payment terms and expect to be settled within the payment terms. As of December 31, 2020, in addition to accounts receivable from revenues generated there was also RMB15.1 million which was a fee that the Company prepaid to a related party to place advertisements on behalf of their customers on the related party platform. The balances are settled and recorded as cost of revenues as the advertisement services are provided, and the prepayment was fully utilized during 2021.
[2]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB35.6 million, RMB29.2 million and RMB103.3 million for the years ended December 31, 2019, 2021 and 2021, respectively.